Commitments and contingencies (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Commitments and contingencies (Details) [Line Items]
Contract and seeking damages			¥ 364,000
Total granted amount			442,560
Liquidated damages and refund the unconsumed recharge		50.00%
Shenzhen Yiyun [Member]
Commitments and contingencies (Details) [Line Items]
Applicable fees	¥ 313,000
Shenzhen Kuxuanyou [Member]
Commitments and contingencies (Details) [Line Items]
Contract and seeking damages			¥ 673,537
Penalty (in Dollars) | $		$ 322,939